UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Tracer Capital Management L.P.
Address: 540 Madison Avenue
         33rd Floor
         New York, NY  10022

13F File Number:  28-11142

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Tom Perrone
Title:     Chief Financial Officer
Phone:     (212) 419-4254

Signature, Place, and Date of Signing:

     Tom Perrone     New York, NY     August 14, 2007


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     42

Form13F Information Table Value Total:     $1,963,439 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACME PACKET INC                COM              004764106     9790   852019 SH       SOLE                   852019        0        0
AMERICA MOVIL SAB DE CV        SPON ADR L SHS   02364W105    92895  1500000 SH       SOLE                  1500000        0        0
AUDIBLE INC                    COM NEW          05069A302     3132   310745 SH       SOLE                   310745        0        0
AUDIOVOX CORP                  CL A             050757103    12557   968168 SH       SOLE                   968168        0        0
BAIDU COM INC                  SPON ADR REP A   056752108    41995   250000 SH       SOLE                   250000        0        0
BANKRATE INC                   COM              06646V108    37138   775000 SH       SOLE                   775000        0        0
BEA SYS INC                    COM              073325102    75637  5525000 SH       SOLE                  5525000        0        0
BEARINGPOINT INC               COM              074002106    60125  8225000 SH       SOLE                  8225000        0        0
BLUE NILE INC                  COM              09578R103    10250   169700 SH       SOLE                   169700        0        0
BUSINESS OBJECTS S A           SPONSORED ADR    12328X107    18249   469838 SH       SOLE                   469838        0        0
CINCINNATI BELL INC NEW        COM              171871106    52020  9000000 SH       SOLE                  9000000        0        0
CISCO SYS INC                  COM              17275R102    44560  1600000 SH       SOLE                  1600000        0        0
CLEAR CHANNEL OUTDOOR HLDGS    CL A             18451C109   108933  3843801 SH       SOLE                  3843801        0        0
DOLBY LABORATORIES INC         COM              25659T107    45325  1280000 SH       SOLE                  1280000        0        0
E M C CORP MASS                COM              268648102    69685  3850000 SH       SOLE                  3850000        0        0
FAIRCHILD SEMICONDUCTOR INTL   COM              303726103    43953  2275000 SH       SOLE                  2275000        0        0
GETTY IMAGES INC               COM              374276103    18317   383122 SH       SOLE                   383122        0        0
GEVITY HR INC                  COM              374393106    36727  1900000 SH       SOLE                  1900000        0        0
GOOGLE INC                     CL A             38259P508   156810   300000 SH       SOLE                   300000        0        0
INPHONIC INC                   COM              45772G105     4272   912918 SH       SOLE                   912918        0        0
ISHARES TR                     RUSSELL 2000     464287655     1035    15000     PUT  SOLE                    15000        0        0
ISHARES TR                     RUSSELL 2000     464287655     3325    35000     PUT  SOLE                    35000        0        0
ISHARES TR                     RUSSELL 2000     464287655     5360    40000     PUT  SOLE                    40000        0        0
J2 GLOBAL COMMUNICATIONS INC   COM NEW          46626E205    55408  1587635 SH       SOLE                  1587635        0        0
KNOT INC                       COM              499184109    60570  3000000 SH       SOLE                  3000000        0        0
LAMAR ADVERTISING CO           CL A             512815101    98219  1565000 SH       SOLE                  1565000        0        0
LDK SOLAR CO LTD               SPONSORED ADR    50183L107    78193  2498187 SH       SOLE                  2498187        0        0
MARVELL TECHNOLOGY GROUP LTD   ORD              G5876H105    78303  4300000 SH       SOLE                  4300000        0        0
MICRON TECHNOLOGY INC          COM              595112103    31952  2550000 SH       SOLE                  2550000        0        0
NAVARRE CORP                   COM              639208107     8471  2172123 SH       SOLE                  2172123        0        0
NETWORK APPLIANCE INC          COM              64120L104   118220  4050000 SH       SOLE                  4050000        0        0
NUTRI SYS INC NEW              COM              67069D108   116299  1664985 SH       SOLE                  1664985        0        0
ON SEMICONDUCTOR CORP          COM              682189105    34111  3181992 SH       SOLE                  3181992        0        0
RESEARCH IN MOTION LTD         COM              760975102    61997   310000 SH       SOLE                   310000        0        0
RESOURCES CONNECTION INC       COM              76122Q105    58065  1750000 SH       SOLE                  1750000        0        0
SIX FLAGS INC                  COM              83001P109    48720  8000000 SH       SOLE                  8000000        0        0
SOHU COM INC                   COM              83408W103    48054  1502163 SH       SOLE                  1502163        0        0
SYNTAX BRILLIAN CORP           COM              87163L103     7490  1522424 SH       SOLE                  1522424        0        0
SYNTEL INC                     COM              87162H103    26591   875000 SH       SOLE                   875000        0        0
UTSTARCOM INC                  COM              918076100     1956   348610 SH       SOLE                   348610        0        0
YAHOO INC                      COM              984332106    78677  2900000 SH       SOLE                  2900000        0        0
YAHOO INC                      COM              984332106       53    10665     CALL SOLE                    10665        0        0